Borrowings - Short-term and long-term borrowings (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Long-term borrowings from banks and other financial institutions [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 72,543	¥ 65,517
Bonds and notes issued [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	774,319	910,224
Short-term borrowings [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 170,290	¥ 173,690